Other Non-Current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses		$ 3,210	$ 546
Deposits		222	115
Note receivable			319
Other		110
Total	$ 3,328	$ 3,542	$ 980